INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		6 Months Ended
	Nov. 01, 2021	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization intangible assets		$ 253,143	$ 67,178
Service and Licensing Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Content and service fee	$ 120,000
Service and Licensing Agreement [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	1,700
Service and Licensing Agreement [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Content delivery fees	$ 660,000